ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2024	Apr. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Deferred income			$ 50,000	$ 114,000	$ 141,000
Description of useful life			Such expenditure is capitalised at cost within intangible assets and amortised over its expected useful life of 15 years
Carrying amounts			$ 16,270,000	35,269,000
Inventories net of provisions			$ 11,344,000	$ 16,274,000	$ 12,063,000
Percentage of gross inventory			36.30%	42.00%	29.30%
Repayments of bonds, notes and debentures			$ 0	$ 86,730,000	$ 0
Impairment loss additions			11,105,000	5,839,000	6,944,000
Amortisation expense			945,000	889,000	899,000
Total impairment loss			11,100,000
Allowance for impairment of receivables			2,324,000	2,691,000	2,986,000
Net current assets			24,000,000
Proceeds from sale of business		$ 30,000,000
(Loss)/profit for the year			(24,018,000)	(41,009,000)	875,000
Cash outflows			(2,843,000)	(19,220,000)	(1,472,000)
Accumulated deficit in equity attributable to equity holders			23,900,000
Waveform Acquisition [Member] | Amended Credit Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Additional Funding	$ 22,000,000
Acquisition of Assets	12,500,000
Remaining Funds For Corporate Purposes	9,500,000
Additional Liquidity	$ 6,500,000
Borrowings, interest rate	2.50%
Outstanding Principal	$ 35,000,000
Capitalised development expenditure [member]
Disclosure of changes in accounting estimates [line items]
Carrying amounts			15,103,000	17,008,000
Impairment loss charge			2,926,000
Impairment loss additions			1,758,000
Amortisation expense			753,000
2% of gross inventory [Member]
Disclosure of changes in accounting estimates [line items]
Change in allowance			$ 600,000	$ 800,000	$ 800,000